Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventories
Finished goods	$ 444	$ 475
Work in process and raw materials	1,866	1,812
Total inventories	$ 2,310	$ 2,287